Income taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of Income Tax [Line Items]
Tax Credit Carryforward, Amount		$ 15,537	$ 16,512
Operating Loss Carryforwards		$ 356,610	$ 356,610
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate		26.00%	26.00%	26.00%
Estimated tax liabilities		$ 0	$ 0
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent			26.00%
Maximum [Member]
Summary of Income Tax [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate			35.00%	35.00%
Scenario, Plan [Member]
Summary of Income Tax [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	21.00%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	27.00%
Canada Loss Carryforwards [Member]
Summary of Income Tax [Line Items]
Operating Loss Carryforwards		200,999	$ 188,444
Switzerland Loss Carryforwards [Member]
Summary of Income Tax [Line Items]
Operating Loss Carryforwards		109,786	93,314
United States Loss Carryforwards [Member]
Summary of Income Tax [Line Items]
Operating Loss Carryforwards		45,316	44,933
United Kingdom Loss Carryforwards [Member]
Summary of Income Tax [Line Items]
Operating Loss Carryforwards		$ 508	$ 764